Subsequent events	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Subsequent events

Note 14 Subsequent events
On May 24, 2021, we redeemed all 29 million of our issued and outstanding Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BK at a price of $25 per share.